Consolidated Statement of Income - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest income calculated using the effective interest method
Loan portfolio	$ 17,559,516	$ 11,882,144	$ 12,458,065
Investments in debt securities	1,843,516	909,265	758,033
Total interest income	19,403,032	12,791,409	13,216,098
Deposits
Checking accounts	(159,114)	(62,378)	(112,034)
Savings accounts	(3,555,844)	(875,439)	(1,292,232)
Time deposits	(4,041,474)	(1,700,128)	(2,173,484)
Interest expense on deposits from customers	(7,756,432)	(2,637,945)	(3,577,750)
Financial obligations
Interbank borrowings and overnight funds	(678,114)	(162,455)	(280,387)
Borrowings from banks and others	(887,133)	(401,742)	(468,992)
Bonds issued	(2,092,843)	(1,368,660)	(1,347,378)
Borrowing from development entities	(249,873)	(90,028)	(127,138)
Total Financial obligations	(3,907,963)	(2,022,885)	(2,223,895)
Net interest income	7,738,637	8,130,579	7,414,453
Impairment (losses) recoveries on financial assets
Loans and other accounts receivable	(3,120,403)	(3,192,335)	(4,592,127)
Other financial assets	(16,723)	(660)	(16,834)
Recovery of charged-off financial assets	643,978	471,912	328,096
Net impairment loss on financial assets	(2,493,148)	(2,721,083)	(4,280,865)
Net interest income, after loss allowance	5,245,489	5,409,496	3,133,588
Income from commissions and fees	3,874,439	3,795,929	3,447,241
Expenses from commissions and fees	(970,676)	(731,742)	(635,713)
Net income from commissions and fees	2,903,763	3,064,187	2,811,528
Income from sales of goods and services	12,141,327	10,450,914	9,144,789
Costs and expenses of sales goods and services	(7,596,231)	(7,351,979)	(6,321,488)
Gross profit from sales of goods and services	4,545,096	3,098,935	2,823,301
Net trading income	1,559,626	922,281	1,288,142
Net income from other financial instruments mandatorily at fair value through profit or loss	278,751	270,095	252,355
Other income	(848,571)	389,680	857,188
Other expenses	(7,409,783)	(6,790,056)	(6,324,231)
Net income before tax expense	6,274,371	6,364,618	4,841,871
Income tax expense	(2,271,404)	(2,323,428)	(1,360,067)
Net income from continuing operations	4,002,967	4,041,190	3,481,804
Net income from discontinued operations, net of tax	866,166	1,627,312	1,149,812
Net income for the year	4,869,133	5,668,502	4,631,616
Net income for the year attributable to:
Net income attributable to owners of the parent - Net income for the period from continuing operations	1,888,895	2,179,180	1,559,181
Net income attributable to owners of the parent - Net income for the period from discontinued operations, net of tax	593,990	1,118,556	790,340
Net income attributable to owners of the parent - Owners of the parent	2,482,885	3,297,736	2,349,521
Net income attributable to non-controlling interests - Net income for the period from continuing operations	2,114,072	1,862,010	1,922,623
Net income attributable to non-controlling interests - Net income for the period from discontinued operations, net of tax	272,176	508,756	359,472
Net income attributable to non-controlling interests - Non-controlling interests	2,386,248	2,370,766	2,282,095
Net income for the year	$ 4,869,133	$ 5,668,502	$ 4,631,616
Net income per share basic (in Colombian pesos, see note 25)	$ 107.29	$ 148.01	$ 105.45
Net income per share diluted (in Colombian pesos, see note 25)	$ 107.29	$ 148.01	$ 105.45